INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current
Advances from customers	$ 9,216,032	$ 5,895,313	$ 6,277,313
Deferred Revenue	15,659,630
Deferred revenue and advances from customers - current	24,875,662	$ 5,895,313	$ 6,277,313
Non-current
Advances from customers	620,893
Deferred Revenue	1,436,912
Deferred revenue and advances from customers - Non-current	$ 2,057,805